UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

                   REPORT FOR THE QUARTER ENDED JUNE 30, 2008

                           Check here if Amendment |_|

                         This Amendment (check only one)
                              |_| is a restatement
                          |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Shannon River Fund Management Co., LLC

Address: 800 Third Avenue - 30th Floor,  New York,  New York  10022

Form 13F File Number:  28-12497
================================================================================

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Reporting Manager: Shannon River Fund Management Co., LLC

Name:    Spencer M. Waxman
Title:   Managing Member
Phone:   (212) 331-6555

Signature, Place, and Date of Signing

/s/ Spencer Waxman
New York, New York
July 30, 2008

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page
                                 Report Summary:

Number of Other Managers:                         1

Form 13F Information Table Entry Total:           34
Form 13F Information Table Value Total:           $192,036 (thousands)

List of Other Included Managers:

No.              Name                                 Form 13F File Number
---              ----                                 --------------------

01       Shannon River Capital Management, LLC             28-12497

                           FORM 13F INFORMATION TABLE
                            ------------------------

                                                                  (SEC USE ONLY)
Name of Reporting Manager:  Shannon River Fund Management Co., LLC
Name of Manager No. 1:  Shannon River Capital Management, LLC

  Column 1:        Column 2:     Column 3:    Column 4:               Column 5:        Column 6:  Column 7:       Column 8:

Name of Issuer      Title of     CUSIP       Fair Market   Shares or   SH/PRN   Put/  Investment    Other       Voting Authority
                     Class       Number        Value       Principal            Call  discretion  Managers
                                           (in thousands)   Amount
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Sole     Shared   None
Alliance Data          COM       018581108     12,158      215,000        SH             OTHER       01      215,000
  Systems Corp.
Answers Corp.          COM       03662X100       264        72,222        SH             OTHER       01       72,222
Bankrate Inc.          COM       06646V108      4,027      103,075        SH             OTHER       01      103,075
CBeyond, Inc.          COM       149847105      2,083      130,000        SH                         01      130,000
Central European       CL A      G20045202      1,059       11,693        SH             OTHER       01       11,693
  Media Enterprises
  Ltd.
China Fin Online    Sponsored    169379104       786        51,500        SH             OTHER       01       51,500
  Co. Ltd              ADR
DG Fastchannel,        COM       23326R109      2,975      172,472        SH             OTHER       01      172,472
  Inc.
Digimarc Corp.         COM       238807101      8,805      621,821        SH             OTHER       01      621,821
E*Trade Financial      COM       269246104      5,809     1,850,000       SH             OTHER       01     1,850,000
  Corp.
4 Kids                 COM       350865101       496        67,007        SH             OTHER       01       67,007
  Entertainment Inc.
Google, Inc.           CL A      38259P508     16,109       30,600        SH             OTHER       01       30,600
Greenfield             COM       395150105     10,833      726,044        SH             OTHER       01      726,044
  Online, Inc.
HMS Hldgs Corp.        COM       40425J101     13,036      607,200        SH             OTHER       01      607,200
Hireright, Inc.        COM       433538105       464        27,140        SH             OTHER       01       27,140
Hollywood Media        COM       436233100      7,709     3,123,860       SH             OTHER       01     3,123,860
  Corp.
Interdigital Inc.      COM       45867G101      3,429      141,000        SH             OTHER       01      141,000
Information           W Exp.     45675Y112       45        104,800        SH             OTHER       01      104,800
  Services Group    1/31/2011
I2 Technologies        COM       465754208      7,452      599,546        SH             OTHER       01      599,546
  Inc.
Ixia                   COM       45071R109      1,795      258,282        SH             OTHER       01      258,282
LivePerson Inc.        COM       538146101      4,121     1,466,485       SH             OTHER       01     1,466,485

PAGE TOTAL                                     103,455    10,379,747

  Column 1:        Column 2:     Column 3:    Column 4:               Column 5:        Column 6:  Column 7:       Column 8:

Name of Issuer      Title of     CUSIP       Fair Market   Shares or   SH/PRN   Put/  Investment    Other       Voting Authority
                     Class       Number        Value       Principal            Call  discretion  Managers
                                           (in thousands)   Amount
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Sole     Shared   None
MDC Partners Inc.   CL A SUB VTG 552697104      4,044      563,274        SH             OTHER       01      563,274
Microsoft Corp.         COM      594918104      5,502      200,000        SH             OTHER       01      200,000
NDS Group PLC         SPON ADR   628891103      2,264      38,244         SH             OTHER       01       38,244
Napster, Inc.           COM      630797108       835       588,147        SH             OTHER       01      588,147
Netlogic                COM      64118B100      9,362      282,000        SH             OTHER       01      282,000
  Microsystems,
  Inc.
Neutral Tandem, Inc.    COM      64128B108      9,936      567,750        SH             OTHER       01      567,750
Palm Inc.               COM      696643105      4,479      831,000        SH             OTHER       01      831,000
Pegasystems Inc.        COM      705573103     19,835     1,473,559       SH             OTHER       01     1,473,559
Powerwave               COM      739363109      2,762      650,000        SH             OTHER       01      650,000
  Technologies Inc.
Qualcomm Inc.           COM      747525103     13,045      294,000        SH             OTHER       01      294,000
Research In Motion      COM      760975102      4,678      40,000         SH             OTHER       01       40,000
  Limited
United States           COM      911684108      6,280      111,044        SH             OTHER       01      111,044
  Cellular Corp.
Voltaire Ltd.           COM      M97613109      3,967      798,000        SH             OTHER       01      798,000
Warner Music            COM      934550104      1,593      223,100        SH             OTHER       01      223,100
  Group Crop.

PAGE TOTAL                                      88,582    6,660,118

GRAND TOTAL                                    192,037    17,039,865
                                               -------    ----------